CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income (loss) [Member] CNY (¥)	Stockholders' Equity [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Opening Balance at Jun. 30, 2017	¥ 1,261,288	¥ 123,436,043	¥ 4,148,929	¥ (95,352,659)	¥ (249,156)	¥ 33,244,445	¥ 8,464,843	$ 5,899,701	¥ 41,709,288
Opening Balance (in shares) at Jun. 30, 2017	1,982,355
Capital contribution in non-controlling interests			0				3,700,000	523,358	3,700,000
Shares issued for unpaid salary to management	¥ 27,137	1,527,771				1,554,908		219,939	1,554,908
Shares issued for unpaid salary to management (in shares)	44,254
Restricted shares issued for services	¥ 112,321	2,938,575				3,050,896		431,544	3,050,896
Restricted shares issued for services (in shares)	180,000
Issuance of common stock in exchange of shares of FGS, net of issuance costs	¥ 785,871	64,218,660				65,004,531		9,194,770	65,004,531
Issuance of common stock in exchange of shares of FGS, net of issuance costs (in shares)	1,318,500
Restricted shares issued for management and employees	¥ 92,893	14,528,945				14,621,838		2,068,232	14,621,838
Restricted shares issued for management and employees (in shares)	152,734
Stock based payment		840,286				840,286		118,857	840,286
Net loss				(44,072,321)		(44,072,321)	(1,302,913)	(6,418,242)	(45,375,234)
Foreign currency translation adjustment					1,765,249	1,765,249		249,691	1,765,249
Ending Balance at Jun. 30, 2018	¥ 2,279,510	207,490,280	4,148,929	(139,424,980)	1,516,093	76,009,832	10,861,930	12,287,850	86,871,762
Ending Balance (in shares) at Jun. 30, 2018	3,677,843
Capital contribution in non-controlling interests							650,000	91,941	650,000
Restricted shares issued for services	¥ 15,902	829,879				845,781		119,634	845,781
Restricted shares issued for services (in shares)	25,000
Issuance of common stock in exchange of shares of FGS, net of issuance costs	¥ 307,981	21,125,815				21,433,796		3,031,771	21,433,796
Issuance of common stock in exchange of shares of FGS, net of issuance costs (in shares)	487,057
Restricted shares issued for management and employees	¥ 109,380	11,530,961				11,640,341		1,646,505	11,640,341
Restricted shares issued for management and employees (in shares)	171,734
Stock based payment		9,647,863				9,647,863		1,364,672	9,647,863
Net loss				(25,355,905)		(25,355,905)	(426,501)	(3,646,870)	(25,782,406)
Foreign currency translation adjustment					1,393,843	1,393,843		197,156	1,393,843
Ending Balance at Jun. 30, 2019	¥ 2,712,773	250,624,798	4,148,929	(164,780,885)	2,909,936	95,615,551	11,085,429	15,092,659	106,700,980
Ending Balance (in shares) at Jun. 30, 2019	4,361,634
Capital contribution in non-controlling interests							405,000	57,286	405,000
Stock issuance	¥ 1,701,005	24,065,350				25,766,355		3,644,603	25,766,355
Stock issuance (in shares)	2,591,112
Restricted shares issued for services		33,927				33,927		4,799	33,927
Restricted shares issued for management and employees	¥ 163,455	7,781,380				7,944,835		1,123,782	7,944,835
Restricted shares issued for management and employees (in shares)	250,086
Net loss				(19,246,701)		(19,246,701)	(875,903)	(2,846,308)	(20,122,604)
Foreign currency translation adjustment					(84,205)	(84,205)		(11,911)	(84,205)
Ending Balance at Jun. 30, 2020	¥ 4,577,233	¥ 282,505,455	¥ 4,148,929	¥ (184,027,586)	¥ 2,825,731	¥ 110,029,762	¥ 10,614,526	$ 17,064,910	¥ 120,644,288
Ending Balance (in shares) at Jun. 30, 2020	7,202,832